Certain Risks and Concentration (Major Customers) (Details) - Customer concentration risk [Member] ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Total revenues [Member]
Concentration Risk [Line Items]
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%
Total revenues [Member] | CMCC [Member]
Concentration Risk [Line Items]
Revenues generated through and from CMCC	¥ 154.6	$ 22.3	¥ 309.3	¥ 320.4
Percentage of concentration risk	10.70%	10.70%	19.20%	19.60%
Total accounts receivable, net and due from related parties [Member]
Concentration Risk [Line Items]
Threshold of business risk associated with percentage of quantitative amount generated by any single customer of the Group (as a percent)	10.00%	10.00%
Total accounts receivable, net and due from related parties [Member] | CMCC [Member]
Concentration Risk [Line Items]
Amounts due from CMCC	¥ 48.8		¥ 58.3		$ 7.0